SIGNIFICANT ACCOUNTING POLICIES - basic and diluted earnings per share (Details)	12 Months Ended
	Jun. 30, 2022 CNY (¥) ¥ / shares shares	Jun. 30, 2022 USD ($) $ / shares shares	Jun. 30, 2021 CNY (¥) ¥ / shares shares	Jun. 30, 2020 CNY (¥) ¥ / shares shares	Jun. 30, 2022 USD ($)
Numerator:
Net income (loss) attributable to Recon Technology, Ltd	¥ 95,586,795	$ 14,271,539	¥ (22,832,734)	¥ (19,246,701)
Denominator:
Weighted average shares -Basic	30,002,452	30,002,452	12,697,024	4,624,615
Outstanding options/warrants/convertible notes	¥ 10,536,433		¥ 10,522,294	¥ 426,854	$ 10,536,433
Weighted average shares -Diluted	30,002,452	30,002,452	12,697,024	4,624,615
Earning (loss) per share -Basic | (per share)	¥ 3.19	$ 0.48	¥ (1.80)	¥ (4.16)
Earning (loss) per share -Diluted | (per share)	¥ 3.19	$ 0.48	¥ (1.80)	¥ (4.16)